Shareholder Report, Holdings (Details) - C000028538	Oct. 31, 2024
Prologis, Inc. - FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Equinix, Inc. - FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Welltower, Inc. - FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Digital Realty Trust, Inc. - FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Simon Property Group, Inc. - FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Ventas, Inc. - FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Public Storage - FR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Mid-America Apartment Communities, Inc. - FR_59522J103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
UDR, Inc. - FR_902653104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VICI Properties, Inc. - FR_925652109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	64.20%
Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Country SummarySingapore
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Country SummarySweden
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Country SummaryBelgium
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Country SummaryIsrael
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
10598615
Holdings [Line Items]
Percent of Net Asset Value	0.10%
SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	97.10%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.00%
SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	0.90%
SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	0.40%
SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.30%
SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%